Income Taxes - Additional Information (Detail)	12 Months Ended								12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 2014 USD ($)	Dec. 31, 2011 2015 USD ($)	Dec. 31, 2011 2016 USD ($)	Dec. 31, 2011 Retained earnings USD ($)	Dec. 31, 2011 PRC Subsidiaries USD ($)	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2011 PRC Minimum USD ($)	Dec. 31, 2011 PRC Minimum CNY	Dec. 31, 2011 PRC Maximum	Dec. 31, 2011 PRC Ldkpv	Dec. 31, 2011 PRC Ldkpv 2012	Dec. 31, 2011 PRC Ldkpv 2013	Dec. 31, 2011 PRC Ldkpv 2014	Dec. 31, 2011 PRC Ldkpv 2015	Dec. 31, 2011 PRC Ldkpv 2016	Dec. 31, 2011 PRC JXLDK	Dec. 31, 2010 PRC JXLDK	Dec. 31, 2009 PRC JXLDK	Dec. 31, 2008 PRC JXLDK	Dec. 31, 2006 PRC JXLDK	Dec. 31, 2011 PRC JXLDK 2012	Dec. 31, 2011 PRC JXLDK 2013	Dec. 31, 2011 PRC JXLDK 2014	Dec. 31, 2011 HONG KONG	Dec. 31, 2011 HONG KONG Minimum	Dec. 31, 2011 HONG KONG Maximum	Dec. 31, 2011 UNITED STATES	Dec. 31, 2011 LUXEMBOURG	Dec. 31, 2011 LUXEMBOURG LQ Energy	Dec. 31, 2011 ITALY	Dec. 31, 2011 Germany	Dec. 31, 2011 SPAIN	Dec. 31, 2011 SWITZERLAND
Income Taxes [Line Items]
Enterprise income tax rate										25.00%	25.00%	25.00%											12.50%	12.50%
Exemption from income tax period																										2 years
Tax rate reduction period subsequent to tax exemption																									3 years
Percentage of tax reduction																							50.00%	50.00%	50.00%
Preferential CIT rate																15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%			15.00%	15.00%	15.00%
Uniform corporate income tax rate	25.00%	25.00%	25.00%																			15.00%
Profit tax rate																														16.50%
US federal statutory tax rate																																	34.00%
State of California income tax rate	8.84%
Corporate income tax rate																																		28.59%		31.40%	15.00%	30.00%	21.17%
Withholding tax rate																																			26.375%
Effective income tax rate	(1.00%)	18.00%	8.00%																																		32.98%
Solidarity surcharge tax rate																																					5.50%
Trade income tax rate																																					17.15%
Increase in income tax expense, without tax holiday		$ 44,561,000
Increase in valuation allowance	191,122,000	4,621,000	1,251,000
Deferred tax assets, valuation allowance	196,994,000	5,872,000
Future taxable income									269,016,000
Tax losses carryforwards for certain PRC and overseas subsidiaries	640,295,000
Tax losses carryforwards of PRC subsidiaries that will expire	481,419,000			344,000	5,020,000	476,055,000
Tax losses carryforwards of HK subsidiaries that can be utilized indefinitely	104,114,000
Unrecognized deferred income tax liabilities							18,600,000	186,000,000
Withholding income tax rate for dividends distributed by the PRC subsidiaries									10.00%
Income tax examination, statute of limitations period, due to computational errors									3 years
Income tax examination, statute of limitations period, under special circumstance									5 years
Income tax examination, underpayment of tax liability, special circumstance													$ 15,000	100,000
Income tax examination, statute of limitations period, transfer pricing adjustment									10 years
Tax year open to examination													2005	2005	2011																2006	2011